Unconsolidated Affiliate (CenterPoint Energy and CERC) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investment in unconsolidated affiliates - discontinued operations	$ 1,964,000,000
Enable Units [Abstract]
Preferred units - unconsolidated affiliate	$ 363,000,000	$ 363,000,000
Percentage of sales that trigger right of first refusal	5.00%
Enable Distributions [Abstract]
Proceeds from Equity Method Investment, Distribution	$ 261,000,000	267,000,000	$ 0
Total distributions received from Enable	339,000,000	333,000,000	333,000,000
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Goodwill impairment	48,000,000	0	0
CenterPoint Energy’s equity in earnings, net	230,000,000	307,000,000	265,000,000
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity [Abstract]
CenterPoint Energy’s equity method investment in Enable	2,408,000,000	2,482,000,000
CenterPoint Energy Resources Corp.
Contribution from parent	129,000,000	960,000,000	38,000,000
Enable Distributions [Abstract]
Proceeds from Equity Method Investment, Distribution	0	176,000,000	0
Total distributions received from Enable		223,000,000	297,000,000
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Goodwill impairment	48,000,000	0	0
CenterPoint Energy’s equity in earnings, net	$ 0	(184,000,000)	(265,000,000)
Enable Midstream Partners [Member]
Share Price	$ 10.03
OGE [Member]
Enable Units [Abstract]
Percentage of sales that trigger right of first refusal	5.00%
Non-utility Investments [Member]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity [Abstract]
CenterPoint Energy’s equity method investment in Enable	$ 2,000,000
Proliance Holdings LLC [Member]
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
CenterPoint Energy’s equity in earnings, net	1,000,000	0	0
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity [Abstract]
CenterPoint Energy’s equity method investment in Enable		$ 0
Enable Midstream Partners [Member]
Equity Method Investment Decrease in Carrying Value	$ 61,000,000
Equity Method Investment Carrying Value Per Unit	$ 10.29
Enable Partnership Interest [Abstract]
Limited partner ownership interest	53.70%	54.00%
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Operating revenues	$ 2,960,000,000	$ 3,431,000,000	2,803,000,000
Cost of sales, excluding depreciation and amortization	1,279,000,000	1,819,000,000	1,381,000,000
Depreciation and amortization	433,000,000	398,000,000	366,000,000
Operating income	569,000,000	648,000,000	528,000,000
Goodwill impairment	86,000,000	0	0
Net income attributable to Enable common units	360,000,000	485,000,000	400,000,000
CenterPoint Energy’s interest	193,000,000	262,000,000	216,000,000
Basis difference amortization (1)	47,000,000	47,000,000	49,000,000
Loss on dilution, net of proportional basis difference recognition	(11,000,000)	(2,000,000)	0
CenterPoint Energy’s equity in earnings, net	229,000,000	307,000,000	$ 265,000,000
Equity Method Investment, Summarized Financial Information [Abstract]
Current assets	389,000,000	449,000,000
Non-current assets	11,877,000,000	11,995,000,000
Current liabilities	780,000,000	1,615,000,000
Non-current liabilities	4,077,000,000	3,211,000,000
Non-controlling interest	37,000,000	38,000,000
Preferred equity	362,000,000	362,000,000
Equity Method Investment Summarized Financial Information Accumulated Other Comprehensive Income Loss	(3,000,000)	0
Enable partners’ equity	7,013,000,000	7,218,000,000
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity [Abstract]
CenterPoint Energy’s ownership interest in Enable partners’ equity	3,767,000,000	3,896,000,000
CenterPoint Energy’s basis difference	(1,361,000,000)	(1,414,000,000)
CenterPoint Energy’s equity method investment in Enable	$ 2,406,000,000	$ 2,482,000,000
Enable Midstream Partners [Member] | Common Units [Member]
Enable Distributions [Abstract]
Distribution per share of common units	$ 1.2970	$ 1.2720	$ 1.2720
Proceeds from Equity Method Investment, Distribution	$ 303,000,000	$ 297,000,000	$ 297,000,000
Enable Midstream Partners [Member] | Series A Preferred Units [Member]
Enable Distributions [Abstract]
Distribution per share of Series A preferred units	$ 2.5000	$ 2.5000	$ 2.5000
Distributions received from Enable cost method investment	$ 36,000,000	$ 36,000,000	$ 36,000,000
Enable Midstream Partners [Member] | CenterPoint Energy Resources Corp. | Common Units [Member]
Enable Distributions [Abstract]
Distribution per share of common units		$ 0.9540	$ 1.2720
Proceeds from Equity Method Investment, Distribution		$ 223,000,000	$ 297,000,000
Common Units [Member] | Enable Midstream Partners [Member]
Enable Units [Abstract]
Limited partner interest units held	233,856,623	233,856,623
Series A Preferred Units [Member] | Enable Midstream Partners [Member]
Enable Units [Abstract]
Preferred units held	14,520,000	14,520,000
Natural Gas Expenses [Member] | Enable Midstream Partners [Member]
Transaction with Enable [Abstract]
Natural gas expenses, including transportation and storage costs (1)	$ 86,000,000	$ 86,000,000	86,000,000
Accounts payable for natural gas purchases from Enable	9,000,000	9,000,000
Natural Gas Expenses [Member] | Enable Midstream Partners [Member] | CenterPoint Energy Resources Corp.
Transaction with Enable [Abstract]
Natural gas expenses, including transportation and storage costs (1)	86,000,000	86,000,000	86,000,000
Accounts payable for natural gas purchases from Enable	9,000,000	9,000,000
Transitional Service [Member] | Enable Midstream Partners [Member]
Transaction with Enable [Abstract]
Reimbursement of support services (2)	0	4,000,000	4,000,000
Accounts receivable for amounts billed for services provided to Enable	2,000,000	2,000,000
Transitional Service [Member] | Enable Midstream Partners [Member] | CenterPoint Energy Resources Corp.
Transaction with Enable [Abstract]
Reimbursement of support services (2)	0	4,000,000	$ 4,000,000
Accounts receivable for amounts billed for services provided to Enable	$ 2,000,000	$ 2,000,000
Enable Midstream Partners [Member]
Enable Partnership Interest [Abstract]
Limited partner ownership interest	100.00%	100.00%
Enable Units [Abstract]
Maximum incentive distribution right	50.00%
Enable Midstream Partners [Member] | OGE [Member]
Enable Partnership Interest [Abstract]
Limited partner ownership interest	25.50%	25.60%
Enable Midstream Partners [Member] | Public unitholders [Member]
Enable Partnership Interest [Abstract]
Limited partner ownership interest	20.80%	20.40%
Enable Midstream Partners [Member] | Minimum [Member]
Enable Units [Abstract]
Incentive distribution per unit	$ 0.2875
Enable Midstream Partners [Member] | Maximum [Member]
Enable Units [Abstract]
Incentive distribution per unit	$ 0.330625
Enable Midstream Partners [Member] | Common Units [Member]
Enable Units [Abstract]
Limited partner interest units held	435,201,365	433,232,411
Enable Midstream Partners [Member] | Common Units [Member] | OGE [Member]
Enable Units [Abstract]
Limited partner interest units held	110,982,805	110,982,805
Enable Midstream Partners [Member] | Common Units [Member] | Public unitholders [Member]
Enable Units [Abstract]
Limited partner interest units held	90,361,937	88,392,983
Enable GP, LLC [Member]
Enable Units [Abstract]
Management rights ownership percentage	50.00%
Incentive distribution right	40.00%
Enable GP, LLC [Member] | CenterPoint Energy [Member]
Enable Units [Abstract]
Management rights ownership percentage	50.00%
Incentive distribution right	40.00%
Enable GP, LLC [Member] | OGE [Member]
Enable Units [Abstract]
Management rights ownership percentage	50.00%
Incentive distribution right	60.00%